Short-Term Investments - Schedule of Short-Term Investment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Investments, Debt and Equity Securities [Abstract]
Variable-rate financial instruments	¥ 254,459		¥ 142,084
Held-to-maturity investments	21,570
Total	¥ 276,029	$ 37,816	¥ 142,084